Non-Controlling Interest in Versus LLC (Tables)	3 Months Ended
Mar. 31, 2023
Non-Controlling Interest in Versus LLC [Abstract]
Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary
	2023	2022
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	296,337	5,250,900
Non-current	2,491,634	2,571,602
	2,787,971	7,822,502

Liabilities
Current	151,311	665,142
Non-current	40,803,631	36,933,902
	40,954,942	37,599,044
Net liabilities	(38,166,971)	(29,776,542)
Non-controlling interest	(6,515,823)	(5,018,761)
Net loss	(733,116)	(3,355,418)
Net loss attributed to non-controlling interest	(132,694)	(773,517)